FILE NOS. 333-67243
                                                                        811-4651

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 1                    /X/

                        (Check appropriate box or boxes)

                          JOHN HANCOCK STRATEGIC SERIES
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
--------------------------------------------------------------------------------
           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1700
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

                                 Susan S. Newton
                              101 Huntington Avenue
                                Boston, MA 02199

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immedia tely upon filing pursuant to paragraph (b) of Rule 485.

                          JOHN HANCOCK STRATEGIC SERIES

                     STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-67243 and 811-4651, dated November 13, 1998, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of March, 1999.

                                               JOHN HANCOCK STRATEGIC SERIES

                                               By:            *
                                               -----------------------
                                               Edward J. Boudreau, Jr.
                                               Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                        Title                              Date
       ---------                        -----                              ----
        *
------------------------      Chairman
Edward J. Boudreau, Jr.       (Principal Executive Officer)


/s/James J. Stokowski
------------------------      Senior Vice President and Chief         March 3, 1999
James J. Stokowski            Financial Officer (Principal Financial
                              and Accounting Officer)

        *
------------------------      Trustee
Dennis S. Aronowitz

        *
------------------------      Trustee
Richard P. Chapman, Jr.

        *
------------------------      Trustee
William J. Cosgrove

        *
------------------------      Trustee
Douglas M. Costle


                                      C-10

       Signature                        Title                              Date
       ---------                        -----                              ----

        *
------------------------      Trustee
Leland O. Erdahl

        *
------------------------      Trustee
Richard A. Farrell

        *
------------------------      Trustee
Gail D. Fosler

        *
------------------------      Trustee
William F. Glavin

        *
------------------------      Trustee
Anne C. Hodsdon

        *
------------------------      Trustee
John A. Moore

        *
------------------------      Trustee
Patti McGill Peterson

        *
------------------------      Trustee
John W. Pratt

        *
------------------------      Trustee
Richard S. Scipione



*By: /s/Susan S. Newton                                               March 3, 1999
     -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney dated
     May 21, 1996 and August
     27, 1996.



                                      C-11